Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption reflected in the balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Subject to Possible Redemption Reflected in the Balance Sheets [Abstract]
Gross proceeds			$ 172,500,000
Proceeds allocated to Public Warrants			(5,462,500)
Class A common stock issuance costs			(9,447,180)
Re-measurement of carrying value to redemption value	$ 333,395	$ 534,002	14,909,680
Class A common stock subject to possible redemption	$ 173,367,397	$ 173,034,002	$ 172,500,000